Risk Management (Details 32) - Prudential - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Risk-weighted assets (RWA)
Credit risk		R$ 554,928,771	R$ 589,977,243
Risk Weight of 0%		0	0
Risk Weight of 2%		314,012	271,970
Risk Weight of 20%		2,224,147	10,725,736
Risk Weight of 35%		10,208,602	9,114,590
Risk Weight of 50%		25,635,506	32,434,787
Risk Weight of 75%		114,553,059	117,017,519
Risk Weight of 85%		105,938,759	144,006,730
Risk Weight of 100%		261,909,360	239,369,280
Risk Weight of 250%		28,139,531	27,655,131
Risk Weight of 300%		2,920,531	6,825,567
Risk Weight up to 1,250%		3,085,264	2,555,933
Market risk	[1]	8,908,205	15,767,767
Fixed-rate in Reais		5,696,584	10,537,134
Foreign Currency Coupon		838,259	7,028,051
Price Index Coupon		1,756,973	342,400
Interest Rate Coupon			13,499
Equities		637,924	67,392
Commodities		449,546	32,466
Exposure to Gold, Foreign Currencies and Exchange		3,657,957	4,194,380
Operational risk		47,605,162	50,443,507
Corporate Finance		1,369,491	1,380,459
Trading and Sales		1,667,449	2,866,659
Retail		9,308,681	8,349,268
Commercial		21,518,843	20,699,277
Payment and Settlement		6,132,749	10,143,694
Financial Agent Services		3,628,257	3,465,556
Asset Management		3,827,848	3,392,327
Retail Brokerage		151,844	146,266
Total Risk Weighted Assets		611,442,138	656,188,517
Total Capital Requirement		56,558,398	64,798,616
Banking Portfolio's Interest Rate Risk		3,527,467	4,142,339
Addicional Common equity (ACPS)	[2]	9,171,632	4,101,178
ACP Conservation		7,643,027	4,101,178
ACP Systemic		R$ 1,528,605	R$ 0

[1]	For purposes of calculation of the market risk, the capital requirement will be the lower between the internal model and 80% of the standard model, pursuant to Circular Letter No. 3.646/13 of Central Bank of Brazil; and
[2]	In 2017, the value of ACP Conservation represents 1.25% of the amount of RWA. The Systemic ACP represents 0.25% of the amount of RWA (Systemic Relevance Factor determined according to Circular Letter No. 3.768 of the CBB - Total Exposure and GDP of the year before last in relation to the base date: R$ 988.5 billion and R$ 6 trillion, respectively. The contracyclical ACP represents 0% of the amount of RWA, pursuant to Communication No. 31.478 of the CBB with disclosure and effectiveness in December/17, where the RWA of the loan risk to the non-banking private sector (RWACPrNB) is R$ 496.2 billion in Brazil.